Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 20, 2012	Aug. 20, 2011	Dec. 31, 2013 store	Dec. 31, 2012 security	Dec. 31, 2011	Dec. 05, 2008
Significant Accounting Policies [Line Items]
Proceeds from sale of common stock	$ 20,221	$ 22,500		$ 20,221
Cost associated with issuance of common stock	2,279	2,290	11
Sales of common stock	15,000,000	15,000,000	15,935,417	15,936,417
Common stock price per share	$ 1.50	$ 1.50
Number of full-service banking offices			4
Allowance for loans loss reduction			250
Balances of loans of all other classes while impairment evaluation			500
Tax benefit greater than being realized on examination			50.00%
Loan servicing fees, net			19	26	22
Estimated life of intangible asset			4 years 6 months
Stock split description				On May 4, 2012, the Company completed a 1-for-5 reverse stock split, whereby every 5 shares of the Company's common stock were reclassified into one share of common stock.
Reverse stock split ratio				0.2
Cash on deposit pledged as collateral for FHLB			3,300
Shares of Central Federal Corporation Fixed Rate Cumulative Perpetual Preferred Stock issued by Company						7,225
Minimum [Member] | Land, buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Home equity lines of credit combined with the balance of the prior mortgage liens			89.90%
The collateral values associated with certain loans declined			50.00%
Maximum [Member] | Land, buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			25 years
Parent Company [Member]
Significant Accounting Policies [Line Items]
Proceeds from sale of common stock				$ 21,020
Single-family residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio			85.00%
Commercial real estate loans [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period			3 years
Commercial real estate loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio			80.00%
Fixed rates loans limit, period			5 years
Construction Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio			75.00%
Maturity of construction loans convert to permanent loans			30 years
Multi-family residential [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio			85.00%
Multi-family residential [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period			3 years
Multi-family residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period			5 years